Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2019
Stockholders' Equity Note [Abstract]
Stock Options Activity
The following is a summary of Elbit Systems' share option activity under the 2018 Equity Incentive Plan:

	2019		2018
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Outstanding - beginning of the year	965,000	128.48	—	—
Granted	—	—	965,000	128.48
forfeited	(60,000)	128.91	—	—
Outstanding - end of the year	905,000	128.45	965,000	128.48

Options Outstanding Separated into Ranges of Exercise Prices
The options outstanding as of December 31, 2019, have been separated into ranges of exercise prices, as follows:

	Options outstanding
Exercise price	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price per share
$121.42 - $128.91	905,000	3.95	$128.45

Compensation Expenses Before Tax
Compensation expenses related to the 2018 Equity Incentive Plan amounted to $3,994 and $1,387 for the years ended December 31, 2019 and 2018 respectively, which were recognized, as follows:

	Year ended December 31,
	2019	2018
Cost of revenues	$3,424	$1,189
General and administration expenses	570	198
	$3,994	$1,387

The Company recorded an amount of approximately $1,858, $2,628 and $28,254 in the years ended December 31, 2019, 2018 and 2017, respectively, as compensation costs related to the phantom bonus units granted under the 2012 Phantom Bonus Retention Plan, as follows:

	Year ended December 31,
	2019	2018	2017
Cost of revenues	$426	$985	$10,199
General and administration expenses	1,160	1,225	13,948
Marketing and selling	272	418	4,107
	$1,858	$2,628	$28,254

The Company recorded an amount of approximately $9,595 and $1,064, during the years ended December 31, 2019 and 2018, respectively, as compensation costs related to the phantom bonus units granted under the 2018 Phantom Plan, as follows:

	Year ended December 31,
	2019	2018
Cost of revenues	$5,530	$598
General and administration expenses	2,447	277
Marketing and selling	1,618	187
	$9,595	$1,064

Computation Of Basic And Diluted Net Earnings Per Share
Computation of basic and diluted net earnings per share:

	Year ended December 31, 2019			Year ended December 31, 2018			Year ended December 31, 2017
	Net income to shareholders of ordinary shares	Weighted average number of shares (*)	Per Share amount	Net income to shareholders of ordinary shares	Weighted average number of shares (*)	Per Share amount	Net income to shareholders of ordinary shares	Weighted average number of shares (*)	Per Share amount
Basic net earnings	$227,857	43,787	$5.20	$206,738	42,789	$4.83	$239,109	42,786	$5.59

Effect of dilutive securities:
Employee stock options	—	61		—	—		—	3
Diluted net earnings	$227,857	43,848	$5.20	$206,738	42,789	$4.83	$239,109	42,789	$5.59

(*) In thousands